Trading liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Disclosure of trading liabilities

		2020	2019
	Footnotes	$m	$m
Deposits by banks	1	6,689	4,187
Customer accounts	1	10,681	6,999
Other debt securities in issue (Note 25)		1,582	1,404
Other liabilities – net short positions in securities		56,314	70,580
At 31 Dec		75,266	83,170
1‘Deposits by banks’ and ‘Customer accounts’ include repos, stock lending and other amounts.

HSBC
		2020	2019
	Footnotes	$m	$m
Deposits by banks and customer accounts	1, 2	19,176	17,660
Liabilities to customers under investment contracts		6,385	5,893
Debt securities in issue (Note 25)		121,034	130,364
Subordinated liabilities (Note 28)		10,844	10,130
Preferred securities (Note 28)		—	419
At 31 Dec		157,439	164,466
1    Structured deposits placed at HSBC Bank USA are insured by the Federal Deposit Insurance Corporation, a US government agency, up to $250,000 per depositor.
2    In 2020, cash prime brokerage balances of $3,889m have been presented as a single balance, resulting in a reclassification from customer accounts at amortised cost to provide more relevant information on the effect of these transactions on the Group’s financial position. Comparatives have not been re-presented

HSBC Holdings
	2020	2019
	$m	$m
Debt securities in issue (Note 25)	19,624	24,687
Subordinated liabilities (Note 28)	6,040	5,616
At 31 Dec	25,664	30,303

HSBC’s subordinated liabilities
	2020	2019
	$m	$m
At amortised cost	21,951	24,600
– subordinated liabilities	20,095	22,775
– preferred securities	1,856	1,825
Designated at fair value (Note 24)	10,844	10,549
– subordinated liabilities	10,844	10,130
– preferred securities	—	419
At 31 Dec	32,795	35,149
Issued by HSBC subsidiaries	10,223	12,363
Issued by HSBC Holdings	22,572	22,786

HSBC’s subsidiaries subordinated liabilities in issue
					2020	2019
		Footnotes	First call date	Maturity date	$m	$m
Additional tier 1 capital securities guaranteed by HSBC Holdings		1
$900m	10.176% non-cumulative step-up perpetual preferred securities, series 2		Jun 2030		900	900
					900	900
Additional tier 1 capital securities guaranteed by HSBC Bank plc		1
£300m	5.862% non-cumulative step-up perpetual preferred securities	2	Apr 2020		—	420
£700m	5.844% non-cumulative step-up perpetual preferred securities		Nov 2031		956	925
					956	1,345
Tier 2 securities issued by HSBC Bank plc
$750m	Undated floating rate primary capital notes		Jun 1990		750	750
$500m	Undated floating rate primary capital notes		Sep 1990		500	500
$300m	Undated floating rate primary capital notes, series 3		Jun 1992		300	300
$300m	7.65% subordinated notes		—	May 2025	300	300
					1,850	1,850

£300m	6.50% subordinated notes		—	Jul 2023	409	396
£350m	5.375% callable subordinated step-up notes	3	Nov 2025	Nov 2030	583	549
£500m	5.375% subordinated notes		—	Aug 2033	981	875
£225m	6.25% subordinated notes		—	Jan 2041	306	296
£600m	4.75% subordinated notes		—	Mar 2046	812	785
					3,091	2,901
					4,941	4,751
Tier 2 securities issued by The Hongkong and Shanghai Banking Corporation Ltd
$400m	Primary capital undated floating rate notes (third series)		Jul 1991		400	400
					400	400
Tier 2 securities issued by HSBC Bank Malaysia Berhad
MYR500m	5.05% subordinated bonds	7	Nov 2022	Nov 2027	124	122
					124	122
Tier 2 securities issued by HSBC USA Inc.		7
$750m	5.00% subordinated notes	8	—	Sep 2020	—	748
$250m	7.20% subordinated debentures		—	Jul 2097	222	221
	Other subordinated liabilities each less than $150m				200	202
					422	1,171
Tier 2 securities issued by HSBC Bank USA, N.A.
$1,250m	4.875% subordinated notes	8	—	Aug 2020	—	1,246
$1,000m	5.875% subordinated notes	5	—	Nov 2034	497	463
$750m	5.625% subordinated notes	5	—	Aug 2035	533	496
$700m	7.00% subordinated notes		—	Jan 2039	700	700
					1,730	2,905
Tier 2 securities issued by HSBC Finance Corporation
$2,939m	6.676% senior subordinated notes	6,7	—	Jan 2021	509	507

Tier 2 securities issued by HSBC Bank Canada
	Other subordinated liabilities each less than $150.00m		Oct 1996	Nov 2083	9	26
					9	26
Securities issued by other HSBC subsidiaries
Other subordinated liabilities each less than $200m		4			232	236
Subordinated liabilities issued by HSBC subsidiaries at 31 Dec					10,223	12,363
1See paragraph below, ‘Guaranteed by HSBC Holdings or HSBC Bank plc’.
2    HSBC Bank plc exercised the call option on the security in April 2020 and the security was subsequently redeemed.
3    The interest rate payable after November 2025 is the sum of the three-month sterling Libor plus 1.5 percentage points.
4    These securities are included in the capital base of HSBC, a subset of which are included in accordance with the grandfathering provisions under CRR II, with the exception of $109m in relation to securities which matured 31 December 2020, settlement expected in June 2021, which are no longer eligible for inclusion in the capital base of HSBC.
5    HSBC tendered for these securities in November 2019. The principal balance is $358m and $383m respectively. The original notional value of these securities are $1,000m and $750m respectively.
6    HSBC tendered for these securities in 2017. In January 2018, a further tender was conducted. The principal balance is $507m. The original notional of these securities is $2,939m. This instrument matured and settled in January 2021.
7    These securities are ineligible for inclusion in the capital base of HSBC.
8    These securities matured in 2020 and were redeemed.

HSBC Holdings’ subordinated liabilities
	2020	2019
	$m	$m
At amortised cost	17,916	18,361
Designated at fair value (Note 24)	6,040	5,616
At 31 Dec	23,956	23,977

HSBC Holdings’ subordinated liabilities in issue
			First call	Maturity	2020	2019
		Footnotes	date	date	$m	$m
Tier 2 securities issued by HSBC Holdings
Amounts owed to third parties
$2,000m	4.25% subordinated notes	2,3	—	Mar 2024	2,151	2,076
$1,500m	4.25% subordinated notes	2	—	Aug 2025	1,702	1,611
$1,500m	4.375% subordinated notes	2	—	Nov 2026	1,736	1,626
$488m	7.625% subordinated notes	1	—	May 2032	541	545
$222m	7.35% subordinated notes	1	—	Nov 2032	243	245
$2,000m	6.50% subordinated notes	1	—	May 2036	2,034	2,036
$2,500m	6.50% subordinated notes	1	—	Sep 2037	3,033	2,738
$1,500m	6.80% subordinated notes	1	—	Jun 2038	1,490	1,490
$1,500m	5.25% subordinated notes	2	—	Mar 2044	2,092	1,886

£650m	5.75% subordinated notes	2	—	Dec 2027	1,130	1,059
£650m	6.75% subordinated notes	2	—	Sep 2028	884	855
£750m	7.00% subordinated notes	2	—	Apr 2038	1,157	1,064
£900m	6.00% subordinated notes	2	—	Mar 2040	1,483	1,294

€1,500m	3.0% subordinated notes	2	—	Jun 2025	1,916	1,736
€1,000m	3.125% subordinated notes	2	—	Jun 2028	1,472	1,321
					23,064	21,582
Amounts owed to HSBC undertakings
$900m	10.176% subordinated step-up cumulative notes		Jun 2030	Jun 2040	892	892
					892	892
Other securities issued by HSBC Holdings
Amounts owed to third parties
$1,500m	5.625% contingent convertible securities	4	Nov 2019	Jan 2020	—	1,503
					—	1,503
At 31 Dec					23,956	23,977
1Amounts owed to third parties represent securities included in the capital base of HSBC as tier 2 securities in accordance with the grandfathering provisions under CRR II. Prior period figures are included on a CRD IV basis.
2These securities are included in the capital base of HSBC as fully CRR II-compliant tier 2 securities on an end point basis.
3    These subordinated notes are measured at amortised cost in HSBC Holdings, where the interest rate risk is hedged using a fair value hedge, while they are measured at fair value in the Group.
4    This security was called by HSBC Holdings on 22 November 2019 and was redeemed and cancelled on 17 January 2020. Between the date of exercise of the call option and the redemption, this security was considered to be a subordinated liability. Refer to Note 31 for further details on additional tier 1 securities.